                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____________                                    [ ]

Post-Effective Amendment No. 48 (File No. 333-79311)                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                      Amendment No. 49 (File No. 811-07355)                  [X]

                        (Check appropriate box or boxes)

                         RIVERSOURCE VARIABLE ACCOUNT 10
                    (previously IDS LIFE VARIABLE ACCOUNT 10)
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                     (previously IDS Life Insurance Company)
                               (Name of Depositor)

            70100 Ameriprise Financial Center, Minneapolis, MN 55474 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237

   Elisabeth A. Dahl 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on [date] pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[x]  on May 1, 2008 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2008


RIVERSOURCE

RETIREMENT ADVISOR VARIABLE ANNUITY(R)

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

New RiverSource Retirement Advisor Variable Annuity contracts are not currently being offered.

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)
             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             ameriprise.com/variableannuities
             RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing. Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Fidelity(R) Variable Insurance Products - Service Class
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Janus Aspen Series: Service Shares
- Lazard Retirement Series, Inc.
- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares
- RiverSource(R) Variable Portfolio Funds
- Royce Capital Fund
- Third Avenue Variable Series Trust
- The Universal Institutional Funds, Inc. Van Kampen Life Investment Trust
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse under certain circumstances. Surrender charges from contracts with purchase payment credits may be higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   1

RiverSource Life offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS...................................................   3
THE CONTRACT IN BRIEF.......................................   5
EXPENSE SUMMARY.............................................   6
CONDENSED FINANCIAL INFORMATION (UNAUDITED).................   9
FINANCIAL STATEMENTS........................................   9
THE VARIABLE ACCOUNT AND THE FUNDS..........................   9
THE FIXED ACCOUNT...........................................  12
BUYING YOUR CONTRACT........................................  12
CHARGES.....................................................  14
VALUING YOUR INVESTMENT.....................................  18
MAKING THE MOST OF YOUR CONTRACT............................  19
SURRENDERS..................................................  25
TSA -- SPECIAL PROVISIONS...................................  26
CHANGING OWNERSHIP..........................................  26
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT.........  27
OPTIONAL BENEFITS...........................................  28
THE ANNUITY PAYOUT PERIOD...................................  32
TAXES.......................................................  34
VOTING RIGHTS...............................................  37
SUBSTITUTION OF INVESTMENTS.................................  37
ABOUT THE SERVICE PROVIDERS.................................  37
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED).......  39
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION.......................  40


 2  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you may elect to participate by adding the optional PN program rider for an additional charge.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408 A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the EEB, MAV and/or PN. The rider adds the terms of the optional benefit to your contract.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   3

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

 4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)



- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (p. __)



BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. __)



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. __)



SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. __)



BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. __)



OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. __)



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. __)



TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. __)



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE
(Contingent deferred sales load as a percentage of purchase payment surrendered)

The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

                          SEVEN-YEAR SCHEDULE                                  TEN-YEAR SCHEDULE*
           NUMBER OF COMPLETED YEARS FROM  SURRENDER CHARGE    NUMBER OF COMPLETED YEARS FROM   SURRENDER CHARGE
           DATE OF EACH PURCHASE PAYMENT      PERCENTAGE       DATE OF EACH PURCHASE PAYMENT       PERCENTAGE
                         0                         7%                        0                          8%
                         1                         7                         1                          8
                         2                         7                         2                          8
                         3                         6                         3                          7
                         4                         5                         4                          7
                         5                         4                         5                          6
                         6                         2                         6                          5
                         7                         0                         7                          4
                                                                             8                          3
                                                                             9                          2
                                                                             10                         0

* The ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

                                                                  ASSUMED INVESTMENT RATE
                                                                 3.50%                 5.00%
 Qualified annuity discount rate                                 4.72%                 6.22%
 Nonqualified annuity discount rate                              4.92%                 6.42%

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                $     30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)


 MAV RIDER FEE                                                                 0.15%
 EEB RIDER FEE                                                                 0.30%
 PN RIDER FEE                                                   Maximum:    Current:
                                                                   0.20%       0.10%


 6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE
 FOR NONQUALIFIED ANNUITIES                                        0.95%
 FOR QUALIFIED ANNUITIES                                           0.75%

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE ACTUAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                   __ %                          __ %


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
[TO BE FILED BY AMENDMENT]
                                                                                                                GROSS TOTAL
                                                               MANAGEMENT        12B-1           OTHER             ANNUAL
                                                                  FEES            FEES          EXPENSES          EXPENSES


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select both the optional MAV and EEB. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                        IF YOU SURRENDER YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                   AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY              1 YEAR      3 YEARS     5 YEARS    10 YEARS         1 YEAR     3 YEARS     5 YEARS    10 YEARS
 RAVA with a ten-year surrender
 charge schedule
 RAVA with a seven-year
 surrender charge schedule
QUALIFIED ANNUITY
 RAVA with a ten-year surrender
 charge schedule
 RAVA with a seven-year
 surrender charge schedule



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   7

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                         IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                    AT THE END OF THE APPLICABLE TIME PERIOD:          AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY               1 YEAR     3 YEARS     5 YEARS    10 YEARS          1 YEAR    3 YEARS    5 YEARS     10 YEARS
 RAVA with a ten-year surrender
 charge schedule
 RAVA with a seven-year surrender
 charge schedule
QUALIFIED ANNUITY
 RAVA with a ten-year surrender
 charge schedule
 RAVA with a seven-year surrender
 charge schedule


* In these examples, the $30 contract administrative charge is approximated as a .030% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.

 8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information of the subaccounts in the Appendix.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statements date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   9
  subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract - __ Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2007.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating sales representatives who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

 10  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   11

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:


TO BE ADDED BY AMENDMENT


THE FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and the RiverSource Life's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in even 1% increments. We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following: (1) a partial surrender from the fixed account; or (2) a lump sum from the fixed account to the subaccounts,

We applied your initial purchase payment within two business days after we received it at our home office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them.

If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities or you selected a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

 12  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

  If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or

     $50 per month

  If paying by any other method:

     $50

(1) If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)

  $100,000 for ages through 85

  $50,000 for ages 86 to 90

(2) These limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   13

PURCHASE PAYMENT CREDITS

We add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule* for your contract; OR

  - if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule* for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

Surrender charges under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated them. Because of higher charges, there could be circumstances where you may be worse off purchasing this contract with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full withdrawal in years five through ten. We pay for the credits primarily through revenue from a higher and longer withdrawal charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of

 14 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

EEB RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select either the MAV or EEB riders. Or you may select the MAV and the EEB. Riders may not be available in all states. The MAV and EEB are only available if you and the annuitant are 75 or younger at the rider effective date.


PN RIDER FEE



We charge a fee for this optional feature only if you select it. This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program. If selected, we deduct an annual fee of 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the variable subaccounts less any excluded accounts in the same proportion your interest in each account bears to your total variable account contract value less any excluded accounts. The fee will only be deducted from the subaccounts in Washington. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.



If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.


SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   15

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary; or

- current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                         SEVEN-YEAR SCHEDULE                                 TEN-YEAR SCHEDULE*
           NUMBER OF COMPLETED YEARS FROM  SURRENDER CHARGE   NUMBER OF COMPLETED YEARS FROM   SURRENDER CHARGE
           DATE OF EACH PURCHASE PAYMENT      PERCENTAGE      DATE OF EACH PURCHASE PAYMENT       PERCENTAGE
                         0                        7%                         0                        8%
                         1                        7                          1                        8
                         2                        7                          2                        8
                         3                        6                          3                        7
                         4                        5                          4                        7
                         5                        4                          5                        6
                         6                        2                          6                        5
                         7                        0                          7                        4
                                                                             8                        3
                                                                             9                        2
                                                                            10                        0

* The ten-year surrender charge schedule is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

PARTIAL SURRENDERS

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE:

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

     AMOUNT REQUESTED               $1,000
  -----------------------    OR     ------  = $1,075.27
  1.00 - SURRENDER CHARGE            .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The

 16 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                                                        ASSUMED INVESTMENT RATE
                                                                 3.50%                            5.00%
 Qualified annuity discount rate                                 4.72%                            6.22%
 Nonqualified annuity discount rate                              4.92%                            6.42%

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

- We received these payments:

  - $10,000 paid on the contract date;

  - $8,000 paid during the sixth contract year;

  - $6,000 paid during the eighth contract year; and

- The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

- The contract value was $28,000 on the ninth contract anniversary.

SURRENDER CHARGE   EXPLANATION
      $  0         $2,500 is contract earnings surrendered without charge; and
         0         $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge
                   (from above).
                   10% of $28,000 = $2,800 - $2,500 = $300
         0         $10,000 purchase payment was received eight or more years
                   before surrender and is surrendered without surrender
                   charge; and
       480         $8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and
       420         $6,000 purchase payment is surrendered with a 7% surrender charge since there has been 1 completed year from date of
                   purchase payment.
      ----
      $900

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.

- required minimum distributions from a qualified annuity provided the amount is not greater than the RMDs for the specific contract in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*; and

- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 at contract issue. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   17

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out,

- minus any prorated portion of the contract administrative charge;


- minus any prorated portion of the MAV rider fee (if selected);



- minus any prorated portion of the EEB rider fee (if selected); and



- minus any prorated portion of the PN rider fee (if selected).


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payments credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge, surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

 18  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the MAV rider fee (if selected); and/or

- a prorated portion of the EEB rider fee (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up an automated transfer if the PN is selected. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                      NUMBER
BY INVESTING AN EQUAL NUMBER                                      AMOUNT                 ACCUMULATION                OF UNITS
OF DOLLARS EACH MONTH ...                   MONTH                INVESTED                 UNIT VALUE                 PURCHASED
                                             Jan                   $100                      $20                       5.00
                                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price is low
....                           ARROW

                                             Mar                    100                       17                       5.88
                                             Apr                    100                       15                       6.67
                                             May                    100                       16                       6.25
                                             Jun                    100                       18                       5.56
                                             Jul                    100                       17                       5.88
and fewer units
when the per unit
market price is high ...      ARROW
                                             Aug                    100                       19                       5.26
                                             Sept                   100                       21                       4.76
                                             Oct                    100                       20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method

              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   19
acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)



The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the regular fixed account (if available under the PN program) that represent various asset classes (allocation options).



The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio.



You may elect to participate in the PN program at any time for an additional charge (see "Charges"). You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios. Partial surrenders do not cancel the PN program. Your participation in the PN program will terminate on the date you make a full surrender from your contract or on your settlement date.



You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.



Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.



We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.



POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.


 20  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from certain GPAs or the regular fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.



Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the regular fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the regular fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.



Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value according to the updated model portfolio. If you do not want your contract value to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.



In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   21
changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.



We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of models based on the amount of your initial purchase payment we accept;



- cancel required participation in the program after 30 days written notice;



- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.



In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.



RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.



By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


TRANSFERRING AMONG ACCOUNTS


The transfer rights discussed in this section do not apply while a PN model is in effect. You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.


When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

 22  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN THIS CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time; or

- suspending the transfer privilege.

              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   23

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 24  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- If a PN program is in effect, you are not allowed to set up automated transfers.


MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:

(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers:               Contract value or entire account balance

Surrenders:              $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   25

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract; or

  - the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

 26  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV or EEB. The terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

- contract value;

- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

- contract value; or

- purchase payments minus adjusted partial surrenders.


                                    PS X DB
  ADJUSTED PARTIAL SURRENDERS   =   ------------
                                    CV


     PS = the partial surrender including any applicable surrender charge.

     DB = is the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   27

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

  We calculate the death benefit as follows:
    The contract value on the most recent sixth contract        $30,000.00
  anniversary:
    plus purchase payments made since that anniversary:              +0.00
    minus adjusted partial surrenders taken since that
  anniversary calculated as:
       $1,500 X $30,000
           $28,000                                               -1,607.14
                                                                ----------
       for a death benefit of:                                  $28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit directly deposited into a checking account.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older

 28 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this MAV rider is available in your state and both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract. We will determine the rider effective date for the MAV added after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date, we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

EXAMPLE

- You add the MAV when your contract value is $20,000.

- On the first contract anniversary after the rider effective date the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

  We calculate the death benefit as follows:
  The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
         Greatest of your contract anniversary contract values:                                 $24,000
         plus purchase payments made since that anniversary:                                         +0
         minus adjusted partial surrenders, calculated as:
         ($1,500 X $24,000)
         ------------------  =                                                                   -1,636
              $22,000                                                                           -------
         for a death benefit of:                                                                $22,364

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to keep the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   29

ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary after the rider effective date. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract. We will determine the rider effective date for the EEB added after we issue the contract according to terms determined by us and at our sole discretion.

The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit amount, if applicable,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB: If the rider effective date for the EEB is the contract issue date, earnings at death is an amount equal to:

- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

- MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

- MINUS the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date.

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

- the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

 30  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE EEB

- You purchased the contract with a purchase payment of $100,000. You add the EEB rider when your contract value is $100,000 and both you and the annuitant are under age 70. You selected the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

     MAV death benefit amount (contract value):                $110,000
     plus the EEB which equals 40% of earnings at death (MAV
     death benefit amount minus payments not previously
     surrendered):
     0.40 X ($110,000 - $100,000) =                              +4,000
                                                               --------
                                                               $114,000
  Total death benefit of:

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):     $110,000
     plus the EEB (40% of earnings at death):
     0.40 X ($110,000 - $100,000) =                              +4,000
                                                               --------
                                                               $114,000
  Total death benefit of:

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 5% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 5% surrender charge because your purchase payment is four years old, so we will surrender $39,500 ($37,525 + $1,975 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

         $110,000 - ($50,000 X $110,000)
              ---------------------       =                                                      $ 57,619
                    $105,000$
     plus the EEB (40% of earnings at death):
     0.40 X ($57,619 - $55,000) =                                                                  +1,048
                                                                                                 --------
  Total death benefit of:                                                                        $ 58,667

- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58.667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                $200,000
     plus the EEB (40% of earnings at death)
     .40 X 2.50 X ($55,000) =                                   +55,000
                                                               --------
                                                               $255,000
  Total death benefit of:

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value):                $250,000
     plus the EEB (40% of earnings at death, up to a maximum
     of 100% of purchase payments not previously surrendered
     that are one or more years old)
     0.40 X 2.50 X ($55,000) =                                  +55,000
                                                               --------
                                                               $305,000
  Total death benefit of:


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   31

- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                $250,000
     plus the EEB which equals 40% of earnings at death (the
     standard death benefit amount minus payments not
     previously surrendered):
     0.40 X ($250,000 - $105,000) =                             +58,000
                                                               --------
                                                               $308,000
  Total death benefit of:

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract then he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed

 32 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   33

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death, or in the event of nonnatural ownership, the death of annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax

 34 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is an RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   35

- the payout is a corrective distribution.

In the above situations, the distribution is subject to optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV, EEB AND PN): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not assign or pledge a qualified annuity as collateral for a loan.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

 36  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   37

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER


We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.



We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, FINRA and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.


RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

 38  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

APPENDIX: CONDENSED FINANCIAL INFORMATION

(Unaudited)


TO BE ADDED BY AMENDMENT


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2006.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   39

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..................... p.  3
Rating Agencies................................. p.  4
Revenues Received During Calendar Year 2007..... p.  4
Principal Underwriter........................... p.  5
Independent Registered Public Accounting Firm... p.  5
Financial Statements............................ p.  5


 40  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

ameriprise.com


   RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Company.

     Both companies are affiliated with Ameriprise Financial Services, Inc.


            (C) 2008 Ameriprise Financial, Inc. All rights reserved.


6467 M (5/08)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)

                         RIVERSOURCE RETIREMENT ADVISOR

                          VARIABLE ANNUITY(R) -- BAND 3

                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)

                                VARIABLE ANNUITY

                    RIVERSOURCE RETIREMENT ADVISOR SELECT(R)

                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)

                           VARIABLE ANNUITY -- BAND 3

                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R)

                                VARIABLE ANNUITY

                  RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R)

                                VARIABLE ANNUITY

                  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R)

                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R)

                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R)

                                VARIABLE ANNUITY

                    RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY

                         RIVERSOURCE VARIABLE ACCOUNT 10

                    (previously IDS Life Variable Account 10)



                                   MAY 1, 2008


RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

TABLE OF CONTENTS

Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies ................................................................   p.  4
Revenues Received During Calendar Year 2007.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firm...................................   p.  5
Financial Statements............................................................   p.  5







 2    RIVERSOURCE VARIABLE ACCOUNT 10

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                                           RIVERSOURCE VARIABLE ACCOUNT 10    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2007


The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

---------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                              $
Wanger Advisors Trust                                                                $
Franklin(R) Templeton(R) Variable Insurance Products Trust                           $
American Century(R) Variable Portfolios, Inc.                                        $
AllianceBernstein Variable Products Series Fund, Inc.                                $
AIM Variable Insurance Funds                                                         $
Goldman Sachs Variable Insurance Trust                                               $
Oppenheimer Variable Account Funds                                                   $
Van Kampen Life Investment Trust                                                     $
MFS(R) Variable Insurance TrustSM                                                    $
Putnam Variable Trust                                                                $
Wells Fargo Advantage Variable Trust Funds                                           $
Evergreen Variable Annuity Trust                                                     $
Credit Suisse Trust                                                                  $
Janus Aspen Series                                                                   $
Lazard Retirement Series, Inc.                                                       $
Columbia Funds Variable Insurance Trust                                              $
Third Avenue Variable Series Trust                                                   $
Royce Capital Fund                                                                   $
Pioneer Variable Contracts Trust                                                     $
PIMCO Variable Insurance Trust                                                       $
The Universal Institutional Funds, Inc.                                              $
Calvert Variable Series, Inc.                                                        $
Neuberger Berman Advisers Management Trust                                           $
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                       $
STI Classic Variable Trust                                                           $
Premier VIT                                                                          $
Baron Capital Funds Trust                                                            $
J.P. Morgan Series Trust II                                                          $
Legg Mason Partners Variable Portfolios                                              $
---------------------------------------------------------------------------------------



If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


 4    RIVERSOURCE VARIABLE ACCOUNT 10

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulartory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.



Prior to Jan. 1, 2007, IDS Life served as the principal underwriter for the contracts. The aggregate dollar amount of underwriting commissions paid to IDS Life for the variable account has been: 2006: $290,026,122 and 2005:
$197,139,903. IDS Life retained no underwriting commission from the sale of the contracts.


Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




[to be filed by Amendment]



FINANCIAL STATEMENTS



[to be filed by Amendment]



                                           RIVERSOURCE VARIABLE ACCOUNT 10    5

                                                         S-______________ (5/08)

PART C.

Item 24. Financial Statements and Exhibits

(a) Financial statements included in Part B of this Registration Statement: To be filed by amendment.

(b)  Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8 Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10 Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as
     Exhibit 1.11 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

2.   Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration

     Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7 Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9  Form of Enhanced Earnings Death Benefit Rider, filed electronically as
     Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as
     Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as
     Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.14 Form of Deferred Annuity Contract for non-qualified contracts (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.15 Form of Deferred Annuity Contract for Retirement Advisor Advantage Plus (form 1043 A) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.16 Form of Deferred Annuity Contract for Retirement Advisor Select Plus (form 131041 A) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.17 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 131101), filed electronically as Exhibit
     4.17 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.18 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4

     Select Variable Annuity (form 131102), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.19 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 131103), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.20 Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.21 Form of Return of Purchase Payments Rider (form 131072), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.22 Form of Maximum Anniversary Value Death Benefit Rider (form 131031), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.23 Form of 5-Year Maximum Anniversary Value Death Benefit Rider (form 131071), filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.24 Form of Enhanced Earnings Death Benefit Rider (form 131032 A), filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.25 Form of Enhanced Earnings Plus Death Benefit Rider (form 131033 A), filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.26 Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as
     Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.27 Form of Guarantee Period Accounts Rider filed electronically as Exhibit
     4.24 to Post-Effective Amendment No. 25 to Registration Statement No. 333-79311, filed on or about June 2, 2004, is incorporated by reference.

4.28 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 29 to Registration Statement No. 333-79311, filed on or about Oct. 21, 2004, is incorporated by reference.

4.29 Form of Guaranteed Minimum Accumulation Benefit Rider (GMAB) (form 131035) filed electronically as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.30 Form of Portfolio Navigator Model Portfolio Rider (form 131070C) filed electronically as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.31 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Withdrawal Benefit for Life), filed electronically as Exhibit 4.31 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.32 Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.33 Form of SecureSource Joint Life rider filed electronically as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.34 Form of SecureSource Single Life rider filed electronically as Exhibit 4.34 to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.35 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034-E) filed electronically as Exhibit 4.35 to Registrant's Post-Effective Amendment No. 47 to Registration Statement No. 333-79311 is incorporated herein by reference.

5.   Form of Variable Annuity Application (form 31063), filed electronically as
     Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h) (1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
     (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.7 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.10 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post Effective Amendment No.28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.15 Copy of Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.16 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.17 Copy of Participation Agreement Among MFS Variable Insurance Trust,

     American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.18 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.19 Copy of Participation Agreement by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and IDS Life Insurance Company, dated Jan. 12, 2004 filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 24 to Registration Statement No. 333-79311, is incorporated by reference.

8.20 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.22 Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.23 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
     8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.24 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and RiverSource Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.25 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.26 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life

     Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.27 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.28 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.29 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered will be filed by amendment.

10. Consent of Independent Registered Public Accounting Firm will be filed by amendment.

11.  None

12.  Not applicable.

13. Power of Attorney to sign Amendment to this Registration Statement, dated Aug. 30, 2007 filed electronically as Exhibit 13. to Post-Effective Amendment No. 45 to Registration Statement No. 333-79311 is incorporated by reference.

14.  Not applicable.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance
---------------------------------------------------------------------------
Company
-------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Kent M. Bergene                                        Vice President - Affiliated Investments

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Pat H. Carey                                           Vice President-Fund Relations

Charles R. Caswell                                     Reinsurance Officer

Mark Gorham                                            Illustration Actuary

Jim Hamalainen                                         Vice President - Investments

Timothy J. Masek                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas R. Moore                                        Secretary

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Julie A. Ruether                                       Chief Compliance Officer - Separate Accounts
                                                       and Assistant Secretary

Bruce H. Saul                                          Assistant General Counsel and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Advisory Capital Strategies Group Inc.                                                    Minnesota
AEXP Affordable Housing Portfolio LLC                                                     Delaware
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                                             Wisconsin
Ameriprise Bank, FSB                                                                      United States of America
Ameriprise Certificate Company                                                            Delaware
Ameriprise Financial Services Inc.                                                        Delaware
Ameriprise India Private Limited                                                          India
Ameriprise Insurance Company                                                              Wisconsin
Ameriprise Trust Company                                                                  Minnesota
Amex Assurance Company                                                                    Illinois
Boston Equity General Partner LLC                                                         Delaware
IDS Cable Corporation                                                                     Minnesota
IDS Cable II Corporation                                                                  Minnesota
IDS Capital Holdings Inc.                                                                 Minnesota
IDS Futures Corporation                                                                   Minnesota
IDS Management Corporation                                                                Minnesota
IDS Partnership Services Corporation                                                      Minnesota
IDS Property Casualty Insurance Company                                                   Wisconsin
IDS Realty Corporation                                                                    Minnesota
IDS REO 1, LLC                                                                            Minnesota
IDS REO 2, LLC                                                                            Minnesota
Investors Syndicate Development Corp.                                                     Nevada
Kenwood Capital Management LLC (51.1% owned)                                              Delaware
MM Asset Management Ltd.                                                                  England
Realty Assets, Inc.                                                                       Nebraska
RiverSource Distributors, Inc.                                                            Delaware
RiverSource Investments LLC                                                               Minnesota
RiverSource Life Insurance Company                                                        Minnesota
RiverSource Life Insurance Co. of New York                                                New York
RiverSource Service Corporation                                                           Minnesota
RiverSource Tax Advantaged Investments, Inc.                                              Delaware
Securities America Advisors, Inc.                                                         Nebraska
Securities America Financial Corporation                                                  Nebraska
Securities America, Inc.                                                                  Nebraska
Threadneedle Asset Management Holdings Ltd.                                               England





Item 27. Number of Contract owners

     As of Nov. 30, 2007 there were 207,123 non-qualified contract owners and 377,484 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

(c) IDS Life Insurance Company, the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF              NET UNDERWRITING
PRINCIPAL              DISCOUNTS AND    COMPENSATION ON    BROKERAGE
UNDERWRITER             COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
------------         ----------------   ---------------   -----------   ------------
IDS Life Insurance
   Company             $290,026,122           None            None          None

Item 30. Location of Accounts and Records

     RiverSource Life Insurance Company
     70100 Ameriprise Financial Center
     Minneapolis, MN 55474

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 12th day of February, 2008.

                                        RIVERSOURCE VARIABLE ACCOUNT 10
                                        (Registrant)

                                        By RiverSource Life Insurance Company
                                           (Sponsor)

                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 12th day of February, 2008.



/s/ Gumer C. Alvero*                    Director and Executive Vice President
-------------------------------------   - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director and President
-------------------------------------   (Chief executive officer)
Timothy V. Bechtold


/s/ Arthur H. Berman*                   Director and Executive Vice President -
-------------------------------------   Finance
Arthur H. Berman                        (Principal Financial Officer)


/s/ Brian J. McGrane*                   Director, Executive Vice President and
-------------------------------------   Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                    Director, Vice President and Chief
-------------------------------------   Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Executive Vice President - Client
-------------------------------------   Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
David K. Stewart

* Signed pursuant to Power of Attorney dated Aug. 30, 2007 filed electronically as Exhibit 13. to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 333-79311, by:


/s/ Elisabeth A. Dahl
-------------------------------------
Elisabeth A. Dahl
Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 48 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The Prospectus for RiverSource Retirement Advisor Advantage Variable
     Annuity.

Part B.

     Combined Statement of Additional Information

Part C.

     Other Information.

     The signatures.